24. POST-EMPLOYMENT OBLIGATIONS (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Benefits paid	R$ (1,070)	R$ (1,042)	R$ (1,011)
Pension plans and retirement supplement plans [member]
Disclosure of fair value of plan assets [line items]
Beginning balance	10,366	9,063	8,546
Return on investments	757	2,003	1,220
Contributions from employer	211	199	178
Benefits paid	(914)	(899)	(881)
Ending balance	R$ 10,420	R$ 10,366	R$ 9,063